Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Uncertain tax positions	$ 0	$ 0	$ 0
Valuation allowance	485	721
Foreign Tax Jurisdiction, Other
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	12,900	16,200
United Kingdom
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 13,700	$ 16,900